Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - Subsequent Events

On October 9, 2015, we entered into two promissory notes with unrelated individuals, with principal and interest payable of $400,000 on March 31, 2016. We received cash of $350,000, with the $50,000 representing an original issue discount, or interest.

In January 2015, we received a $250,000 advance from the 5% owner of UPT.